Segment Information (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Schedule of Fair Value of Bitcoin
As of December 31, 2025
Digital Assets	$441,791,316

Schedule of Significant Segment Expenses

The following table sets forth the Company’s significant segment expenses (in thousands):

	Three Months Ended	Six Months Ended	Period from June 10, 2025 (Inception) through
	June 30, 2026	June 30, 2026	June 30, 2025

Revenue	$37	$38	$-

Operating Expenses
Payroll expenses	1,674	2,683	-
One-time bonus	5,000	5,000	-
Depreciation and amortization	1,210	1,249
Other operating expenses(1)	3,420	6,624	8
Stock-based compensation	3,723	7,263	-

Total Operating Expenses	15,027	22,819	8
Operating Loss	(14,990)	(22,781)	(8)
Other Income (expense)
Unrealized (loss) gain on digital assets	(49,362)	(154,829)	14,296
Realized loss on digital assets	(2,676)	(2,676)	-
Change in fair value of convertible notes conversion feature	109	946	-
Realized loss on put option liability	-	(914)	-
Gain on extinguishment of debt	-	5,933	-
Interest and dividend income	128	871	-
Interest expense	(760)	(1,860)	-
Change in fair value of derivative liability	-	-	10,330
Other (expenses) income, net	(52,561)	(152,529)	24,626

Net (Loss) Income Before Taxes	(67,551)	(175,310)	24,618

Income tax benefit	(2,504)	(2,504)	-

Net (Loss) Income	(65,047)	(172,806)	24,618

(1)	Includes other operating expenses such as professional fees, insurance, rent, and utility expenses.

Single Reportable Segment [Member]
Segment Reporting [Line Items]
Schedule of Significant Segment Expenses
For the period from June 17, 2025 (inception) to
December 31, 2025
General and administrative	$7,630,335